BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 18:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	December 31,
	2015	2014
Other accounts payable and accrued expenses:

DBSI (see Note 14f(1))	$53	$53

b.	Transactions with related parties:

	Year ended December 31,
	2015	2014	2013

Sales to affiliate (see Note 1f)	$-	$-	$596
Management fees to DBSI (see Note 14f(1))	$180	$180	$180
Sales to related parties	$52	$45	$41
Purchase from related parties	$145	$830	$2,219